Organization (Details) ¥ / shares in Units, ¥ in Millions	6 Months Ended
Jun. 30, 2026 CNY (¥) ¥ / shares
Organization [Line Items]
Service fee, rate	100.00%
Exercise of equity option (in Yuan Renminbi per share) | ¥ / shares	¥ 1
Capital contributions | ¥	¥ 146.9